RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Schedule of Relationship and Nature of Related Party Transactions [Table Text Block]
The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited (“VPMCO”)	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital Advances

The relationship and the nature of related party transactions are summarized as follow:

	Relationship	Nature
Name of Related Party	to the Company	of Transactions
Ford Glory Holdings Limited (“FGH”)	Intermediate Shareholder of GTI	Working Capital Advances
Ford Glory International Limited, or FGIL	Affiliate, subsidiary of FGH	Sales / Purchases
Value Plus (Macao Commercial Offshore) Limited, or VPMCO	Affiliate, subsidiary of FGH	Purchases
Jiangmen V-Apparel Manufacturing Limited	Affiliate, subsidiary of FGH	Working Capital Advances
Wealth Choice Limited, or WCL	Shareholder of Victory Apparel	Working Capital
Advances

Schedule of Related Party Transactions [Table Text Block]
a.	Accounts receivable – related party:

Accounts receivable from a related party in connection with the collection of accounts receivable from its customers on behalf of the Company due to the support arrangement during the transition period as described below (see a. Sales to a related party) consisted of the following:

	As of December 31, 2017	As of March 31, 2017
FGIL	$90,751	$2,343,892

b.	Other receivables – related party:

	As of December 31, 2017	As of March 31, 2017
WCL	$-	$336,746

The balance due from WCL was interest-free and due upon demand. The balance as of March 31, 2017 was fully collected from WCL on June 15, 2017.

c.	Due from shareholders:

	As of December 31, 2017	As of March 31, 2017
Two individual shareholders	$-	$353,175
Merlotte Enterprise Limited	-	339,325
	$-	$692,500

a.	Sales to a related party:

Prior to August 2016, the Company sold merchandise to its customers through its affiliate during the ordinary course of business. The sales made to the related party consist of the following:

	For the three months ended December 31,
	2017	2016
FGIL	$-	$-

	For the nine months ended December 31,
	2017	2016
FGIL	$-	$23,350,919

b.	Purchases from related parties:

Prior to August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

For the three months ended December 31,
	2017	2016
VPMCO	$-	$-
FGIL	-	-
	$-	$-

	For the nine months ended December 31,
	2017	2016
VPMCO	$-	$5,144,675
FGIL	-	916,527
	$-	$6,061,202

a.	Accounts receivable – related party:

Accounts receivable from related party in connection with the collection of accounts receivable from end-customers on behalf of the Company due to the support arrangement during the transition period as described below (see a. Sales to related party) consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
FGIL	$2,343,892	$-

b.	Other receivable – related party:

	As of	As of
	March 31, 2017	March 31, 2016
WCL	$336,746	$-

The balance due from WCL is interest-free and due upon demand. The balance as of March 31, 2017 has been fully collected from WCL on June 15, 2017.

c.	Due from shareholders:

	As of	As of
	March 31, 2017	March 31, 2016
Two individual shareholders	$353,175	$-
Merlotte Enterprise Limited	339,325	-
	$692,500	$-

The balance as of March 31, 2017 has been fully collected from shareholders on May 8, 2017.

d.	Accounts payable – related party:

Accounts payable to related party in connection with purchase transactions consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
FGIL	$-	$5,882,673

e.	Due to related parties:

Amounts due to related parties for working capital advances consisted of the followings:

	As of	As of
	March 31, 2017	March 31, 2016
FGH	$-	$309,276
Jiangmen V-Apparel Manufacturing Ltd.	-	37,209
	$-	$346,485

Related party transactions:

a.	Sales to related party:

Before August 2016, the Company sold merchandise to end-customers through its affiliate during the ordinary course of business. The sales made to related party consists of the following:

	For the years ended March 31,
	2017	2016
FGIL	$23,350,919	$50,195,342

b.	Purchases from related parties:

Before August 2016, the Company periodically purchased merchandise or raw materials from its affiliates during the ordinary course of business. The purchases from related parties consist of the following:

	For the years ended March 31,
	2017	2016
VPMCO	$5,161,134	$20,350,780
FGIL	919,459	6,010,149
	$6,061,202	$26,360,929